Acquisitions - SFA Oxford (Details) £ in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Mar. 04, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 21, 2018 GBP (£)	Jun. 21, 2018 ZAR (R)
CONSIDERATION
Deferred payment (contingent consideration		R 50,000,000
Gain on Acquisition
Goodwill	$ 489.0	6,894,200,000		$ 480.1	R 6,889,600,000	$ 510.7	R 7,012,200,000
SFA Oxford Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of control acquired			100.00%
CONSIDERATION
Upfront payment								£ 4	R 74,700,000
Gain on Acquisition
Consideration									127,100,000
Fair value of identifiable net assets acquired									(4,400,000)
Goodwill									R 122,700,000
Goodwill expected to be deductible for tax purposes		R 0
SFA Oxford Limited [Member] | Maximum
CONSIDERATION
Deferred payment (contingent consideration | £								£ 6